Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Finance Expenses
Bank fees, charges (other income)	$ (177)	$ 112	$ 92	$ 184
Total other finance (income) expense	$ (177)	$ 112	$ 92	$ 184